RELATED PARTY TRANSACTIONS (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Ford Glory Holdings Limited [Member]
Nature of Common Ownership or Management Control Relationships	Intermediate Shareholder of GTI	Working Capital Advances
Related Party Transaction, Description of Transaction	Working Capital Advances	Intermediate Shareholder of GTI
Ford Glory International Limited [Member]
Nature of Common Ownership or Management Control Relationships	Affiliate, subsidiary of FGH	Sales / Purchases
Related Party Transaction, Description of Transaction	Sales / Purchases	Affiliate, subsidiary of FGH
Value Plus Macao Commercial Offshore Limited [Member]
Nature of Common Ownership or Management Control Relationships	Affiliate, subsidiary of FGH	Purchases
Related Party Transaction, Description of Transaction	Purchases	Affiliate, subsidiary of FGH
Jiangmen V-Apparel Manufacturing Limited [Member]
Nature of Common Ownership or Management Control Relationships	Affiliate, subsidiary of FGH	Working Capital Advances
Related Party Transaction, Description of Transaction	Working Capital Advances	Affiliate, subsidiary of FGH
Wealth Choice Limited [Member]
Nature of Common Ownership or Management Control Relationships	Shareholder of Victory Apparel	Working Capital Advances
Related Party Transaction, Description of Transaction	Working Capital Advances	Shareholder of Victory Apparel